Business and Basis of Presentation (Additional Insurance Reserves) (Details) - Additional Insurance Reserves - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 10,878,087
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	9,708,115
Balance after transition, excluding amounts related to unrealized investment gains and losses	9,708,115
Amounts related to unrealized investment gains and losses after transition	1,169,972
Balance after transition, at current discount rate	10,878,087
Reinsurance recoverable	10,685,150
Balance after transition, net of reinsurance recoverable	192,937
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 9,951,896
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	8,471,196
Balance after transition, excluding amounts related to unrealized investment gains and losses	8,471,196
Balance after transition, at current discount rate		9,951,896
Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(1,480,700)
Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(534,422)
Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	1,771,341
Variable / Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Balance	10,878,087
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	9,708,115
Balance after transition, excluding amounts related to unrealized investment gains and losses	9,708,115
Amounts related to unrealized investment gains and losses after transition	1,169,972
Balance after transition, at current discount rate	10,878,087
Reinsurance recoverable	10,685,150
Balance after transition, net of reinsurance recoverable	192,937
Variable / Universal Life | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		9,363,585
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	7,936,774
Balance after transition, excluding amounts related to unrealized investment gains and losses	7,936,774
Balance after transition, at current discount rate		9,363,585
Variable / Universal Life | Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(1,426,811)
Variable / Universal Life | Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Variable / Universal Life | Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	1,771,341
Variable Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Balance	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	0
Balance after transition, excluding amounts related to unrealized investment gains and losses	0
Amounts related to unrealized investment gains and losses after transition	0
Balance after transition, at current discount rate	0
Reinsurance recoverable	0
Balance after transition, net of reinsurance recoverable	0
Variable Annuities | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		588,311
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	534,422
Balance after transition, excluding amounts related to unrealized investment gains and losses	534,422
Balance after transition, at current discount rate		$ 588,311
Variable Annuities | Unwinding amounts related to unrealized investment gains and losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(53,889)
Variable Annuities | Reclassification of future policy benefits additional insurance reserves to market risk benefits
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(534,422)
Variable Annuities | Updates to certain universal life contract liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	$ 0